OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets, Net [Abstract]
Schedule Of Other Intangible Assets
a.	Other intangible assets, net, are comprised of the following:

	December 31,
	2013	2014

Original amounts:

Customer relationships	$9,929	$9,845
Technology	6,151	6,473
Patent	-	1,234

	16,080	17,552

Accumulated amortization:

Customer relationships	3,418	5,239
Technology	2,352	3,882
Patent	-	51

	5,770	9,172

Other intangible assets, net	$10,310	$8,380

Schedule Of Other Intangible Assets Future Amortization Expense
c.	Estimated amortization expense for future periods:

For the year ended December 31,

2015	$2,074
2016	1,753
2017	1,635
2018	1,267
2019	623
2020 and thereafter	1,028

$8,380